Investments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2007
Schedule of Investments [Line Items]
Principal amount of bonds and certificates of deposit on deposit to meet state insurance regulatory and/or rating agency requirements	$ 139.4
Gross unrealized losses	34.0	102.3
Trading securities	0	0
Net realized gains (losses) on securities	314.8	108.1	110.0
Cash flow hedge gain reclassification from accumulated other comprehensive income to net realized gains/losses on securities	0.6	0.3
Cash flow hedge gain recognized as an adjustment to interest expense	2.1	2.6	2.7
Categories of Investments, Marketable Securities, Trading Securities
Schedule of Investments [Line Items]
Net realized gains (losses) on securities	0	0	0
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067
Schedule of Investments [Line Items]
Repurchase of debt, face amount	30.9	15.0	222.9
Cash flow hedge gain reclassification from accumulated other comprehensive income to net realized gains/losses on securities	0.6	0.3	5.8
Hedge gain (loss) included in accumulated other comprehensive income				34.4
Debt instrument fixed interest rate terms				10 years
Senior notes, issuance amount	1,000	1,000
3.75% Senior Notes due 2021
Schedule of Investments [Line Items]
Hedge gain (loss) included in accumulated other comprehensive income		(5.1)
Senior notes, issuance amount	500	500
Fixed maturities
Schedule of Investments [Line Items]
Gross unrealized losses	23.7	73.2
Fixed maturities | Corporate debt securities
Schedule of Investments [Line Items]
Percentage which the issuer receives the security back at once the change of control is triggered	1.00%
Realized investment losses	12.0
Gross unrealized losses	1.0	6.5
Non-Income Producing Investments
Schedule of Investments [Line Items]
Fair value of fixed-maturity securities that were non-income producing during the preceding 12 months	0
Value Of Securities Of Any One Issuer Excluding US Government Obligations Exceeding 10 % Of Total Shareholders Equity
Schedule of Investments [Line Items]
Aggregate cost or fair value of securities	0	0
Fixed Income Securities
Schedule of Investments [Line Items]
Gross unrealized losses	23.7
Equity securities
Schedule of Investments [Line Items]
Gross unrealized losses	10.3	29.1
Equity securities | Common equities
Schedule of Investments [Line Items]
Gross unrealized losses	10.3	25.4
Equity securities | Russell One Thousand | Common equities
Schedule of Investments [Line Items]
Percentage of common stock portfolio	89.00%
Equity securities | Managed Equity Strategy | Common equities
Schedule of Investments [Line Items]
Percentage of common stock portfolio	11.00%
Interest Rate Swaps
Schedule of Investments [Line Items]
Exposure position terms	During the year ended December 31, 2012, we held a 9-year interest rate swap position (opened in 2009) and two 5-year interest rate swap positions (opened in 2011); in each case, we are paying a fixed rate and receiving a variable rate, effectively shortening the duration of our fixed-income portfolio.
Cash collateral delivered to the counterparties	105.0	81.7	52.2
Interest Rate Swaps | Opened in 2009 | Nine Year Time Horizon
Schedule of Investments [Line Items]
Derivative maturity, term	9 years
Number of Interest rate swap position held	1
Interest Rate Swaps | Opened in 2011 | Five Year Time Horizon
Schedule of Investments [Line Items]
Derivative maturity, term	5 years
Number of Interest rate swap position held	2
Corporate Credit Default Swaps | Financial Services Sector
Schedule of Investments [Line Items]
Derivative maturity, term	5 years
Cash collateral received from counterparty		0.7	0.5
Corporate Credit Default Swaps | Automotive Sector
Schedule of Investments [Line Items]
Derivative maturity, term		5 years
Cash collateral received from counterparty			1.1
Notional amount		10
Corporate Credit Default Swaps | Technology Sector
Schedule of Investments [Line Items]
Number of derivative positions opened			2
Number of derivative positions closed			2
Upfront cash payment made when entering exposure position			0.2
Corporate Credit Default Swaps | Technology Sector | 2-year Time Horizon
Schedule of Investments [Line Items]
Derivative maturity, term			2 years
Corporate Credit Default Swaps | Technology Sector | 4-year Time Horizon
Schedule of Investments [Line Items]
Derivative maturity, term			4 years
Foreign Government Debt
Schedule of Investments [Line Items]
Treasury bills issued by the Australian government	$ 21.9	$ 10.0